Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Compensation and Employee Benefit Plans [Abstract]
Employee Benefit Plans
Note 8 - Employee Benefit Plans

The Bank has a 401(k) plan for all eligible employees.  Employees are eligible for participation in the 401(k) Plan after one year of service and attaining age 21.  The 401(k) Plan allows employees to contribute 1% to 100% of their annual salary subject to statutory limitations.  Matching contributions made by the Bank are 100% of the first 6% of compensation that an employee contributes to the 401(k) Plan.  In addition, the Bank may make a discretionary contribution as a percentage of each eligible employee’s annual base compensation including the value of ESOP shares allocated.  Matching contributions to the 401(k) Plan amounted to $104,000 and $81,000 for the years ended December 31, 2011 and 2010, respectively.  Discretionary contributions to the 401(k) Plan were $97,000 and $71,000 for the years ended December 31, 2011 and 2010, respectively.

The Bank sponsors an Employee Stock Ownership Plan (ESOP) for eligible employees who have attained age 21 and completed one year of employment. The cost of shares not committed to be released is presented in the accompanying consolidated balance sheets as a reduction of stockholders’ equity.  Allocations to individual accounts are based on participant compensation and years of service. As shares are committed to be released to participants, the Company reports compensation expense equal to the current market price of the shares and the shares become outstanding for earnings per share computations. The difference between the market price and the cost of shares committed to be released is recorded as an adjustment to additional paid-in-capital. Any dividends on allocated shares reduce retained earnings. Any dividends on unallocated ESOP shares reduce debt and accrued interest.  In connection with establishing the ESOP in 2007, the ESOP borrowed $700,000 from the Company to purchase 69,972 common shares of the Company’s stock.  The loan is being repaid in twenty equal annual installments through 2026.  The loan bears interest at the prime rate plus 300 basis points.  Shares are released to participants on a straight line basis as the loan is repaid and totaled 3,498 shares for each of the years ended December 31, 2011 and December 31, 2010.  Total expense for the ESOP during 2011 and 2010 was $28,000 and $29,000 respectively.  At December 31, 2011, the Company had 52,479 unearned ESOP shares having an aggregate market value of $353,708.

The Bank has a supplemental executive retirement plan (SERP) for two of its executives.  All benefits provided under the SERP are unfunded and, as these executives retire, the Company will make payments to participants. The Company has recorded $237,000 and $173,000 at December 31, 2011 and 2010 respectively, for the SERP in other liabilities. In 2011 and 2010, the expense under the SERP totaled $63,000 and $49,000 respectively.